Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

17. riskS AND UNCERTAINTIES

Credit risk

The assets that potentially subject to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivables and other receivables.

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Neo-Concept HK is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD800,000 (approximately US$102,784) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of HKD48,853 (approximately US$6,277) was maintained at financial institutions in Hong Kong and approximately HKD48,853 (approximately US$6,277) was insured by the Hong Kong Deposit Protection Board.

The Company believes that there is no significant credit risk associated with cash in the UK, which were held by reputable financial institutions in the jurisdiction where Neo-Concept UK is located. The Financial Services Compensation Scheme pays compensation up to a limit of GBP 120,000 (approximately US$164,280) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of HKD2,275,065 (approximately US$292,301) was maintained at financial institutions in the UK and approximately HKD2,275,065 (approximately US$292,301) was insured by the Financial Services Compensation Scheme.

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The accounts receivable is short term by nature and the associated risk is minimal. The Company conducts credit evaluations on the clients and generally do not require collateral or other security from such clients. The Company periodically evaluates the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

The Company is also exposed to risk from account receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total revenue
Customer A	71.3%	41.0%	*
Customer B	*	13.4%	*
Customer C	*	*	13.1%
Customer E	*	*	10.3%

*	Customer B accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2025. Customer C and E accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2024. Customer A accounted for less than 10% of total revenue for the year ended December 31, 2025.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts receivables
Customer A	24.7%	21.2%
Customer B	30.1%	64.2%
Customer C	15.8%	—
Customer D	12.4%	—

Vendor concentration risk

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total purchase
Vendor A	69.3%	60.9%	85.7%
Vendor B	24.6%	37.6%	14.3%

No accounts payables as of December 31, 2024 and 2025.

The Company focus on diversification of suppliers so as to minimize the vendor concentration risk.

Interest rate risk

The exposure on fair value interest rate risk mainly arises from the fixed deposits with bank. The Company also has exposure on cash flow interest rate risk which is mainly arising from the deposits with banks and bank borrowings.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Company, such as cash deposits and bank borrowings, at the end of the reporting period, the Company is not exposed to significant interest rate risk as the interest rates are not expected to change significantly.

Foreign currency risk

The Company is exposed to foreign currency risk primarily through sales that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily US$. As HKD is currently pegged to US$, the exposure to foreign exchange fluctuations is minimal.

Market and geographic risk

The Company’s operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

The President of the United States issued executive orders in early 2025, instructing the United States to implement new tariffs on imports from Canada, Mexico, and China. The effects of these tariffs on the Company’s operations are still uncertain. The Company’s sales of apparel products to the US companies could be significantly affected by new or increased tariffs, export controls, or other measures that discourage contracts with Chinese companies. As this situation progresses, the Company is evaluating the direct and indirect effects of trade protectionist measures on operations.